LOANS, NET (Details 2) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		S/ 4,416,692	[1]	S/ 4,032,219	[1]	S/ 3,102,096
Provision, net of recoveries		1,789,165		1,785,495		1,880,898
Recovery of written-off loans		268,313		277,714		171,279
Loan portfolio written-off		(1,426,201)		(1,612,138)		(1,471,322)
Exchange difference and others		(104,961)		(66,598)		349,268
Balances at the end of the period	[1]	4,943,008		4,416,692		4,032,219
Commercial loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,235,970	[1]	1,197,713	[1]	556,270
Provision, net of recoveries		715,072		25,567		732,834
Recovery of written-off loans		22,857		219,986		157,790
Loan portfolio written-off		(217,160)		(143,871)		(341,067)
Exchange difference and others		(76,613)		(63,425)		91,886
Balances at the end of the period	[1]	1,680,126		1,235,970		1,197,713
Residential mortgage loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		193,385	[1]	173,879	[1]	165,138
Provision, net of recoveries		49,505		26,845		(321)
Recovery of written-off loans		1,158		814		362
Loan portfolio written-off		(10,662)		(7,877)		(4,936)
Exchange difference and others		(5,099)		(276)		13,636
Balances at the end of the period	[1]	228,287		193,385		173,879
Micro-business loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,353,168	[1]	1,372,099	[1]	1,124,072
Provision, net of recoveries		522,885		538,233		512,052
Recovery of written-off loans		54,046		50,588		7,333
Loan portfolio written-off		(437,594)		(606,546)		(403,993)
Exchange difference and others		(15,927)		(1,206)		132,635
Balances at the end of the period	[1]	1,476,578		1,353,168		1,372,099
Consumer loans [member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,634,169	[1]	1,288,528	[1]	1,256,616
Provision, net of recoveries		501,703		1,194,850		636,333
Recovery of written-off loans		190,252		6,326		5,794
Loan portfolio written-off		(760,785)		(853,844)		(721,326)
Exchange difference and others		(7,322)		(1,691)		111,111
Balances at the end of the period	[1]	S/ 1,558,017		S/ 1,634,169		S/ 1,288,528

[1]	The movement in the allowance for loan losses includes the allowance for direct and indirect loans for approximately S/4,500.5 million and S/442.5 million, respectively, at December 31, 2017 (approximately S/4,207.1 million and S/209.6 million, respectively, at December 31, 2016 and approximately S/3,840.3 million and S/191.9 million, respectively, at December 31, 2015). The allowance for indirect loan losses is included in “Other liabilities” of the consolidated statement of financial position, Note 12(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2017, 2016 and 2015 has been established in accordance with IAS 39 and is sufficient to cover incurred losses on the loan portfolio.